Intangible Exploration and Evaluation Assets - Detailed Information About Intangible Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance, beginning of year	$ 36,266
Balance, end of year	33,706	$ 36,266
Intangible exploration and evaluation assets [member]
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance, beginning of year	36,266	41,478
Additions to exploration and evaluation assets	5,377	9,288
Impairment loss	(7,937)	(14,500)
Balance, end of year	$ 33,706	$ 36,266